Parent Company Only Statements	12 Months Ended
Dec. 31, 2011
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

NOTE 18 - Parent Company Only Statements

	(Dollars in thousands)
	NorthWest Indiana Bancorp
	Condensed Balance Sheets
	December 31,
	2011	2010
Assets
Cash on deposit with Peoples Bank	$1,191	$1,093
Investment in Peoples Bank	62,601	55,754
Dividends receivable from Peoples Bank	425	427
Other assets	127	102
Total assets	$64,344	$57,376

Liabilities and stockholders’ equity
Dividends payable	$425	$427
Other liabilities	959	860
Total liabilities	1,384	1,287

Common stock	361	361
Additional paid in capital	5,173	5,140
Accumulated other comprehensive income (loss)	2,536	(492)
Retained earnings	56,032	52,398
Treasury stock	(1,142)	(1,318)
Total stockholders’ equity	62,960	56,089
Total liabilities and stockholders’ equity	$64,344	$57,376

	(Dollars in thousands)
	NorthWest Indiana Bancorp
	Condensed Statements of Income
	Year Ended December 31,
	2011	2010

Dividends from Peoples Bank	$1,699	$1,443
Operating expenses	204	201
Income before income taxes and equity in undistributed income of Peoples Bank	1,495	1,242
Income tax benefit	(69)	(72)
Income before equity in undistributed income of Peoples Bank	1,564	1,314
Equity in undistributed income of Peoples Bank	3,821	3,865
Net income	$5,385	$5,179

	(Dollars in thousands)
	NorthWest Indiana Bancorp
	Condensed Statements of Cash Flows
	Year Ended December 31,
	2011	2010

Cash flows from operating activities:
Net income	$5,385	$5,179
Adjustments to reconcile net income to
net cash from operating activities
Equity in undistributed net income of Peoples Bank	(4,139)	(2,877)
Deferred tax expense/(benefit)	318	(988)
Stock based compensation expense	33	36
Change in other assets	(23)	(421)
Change in other liabilities	99	(478)
Total adjustments	(3,712)	(4,728)
Net cash from operating activities	1,673	451

Cash flows from investing activities	-	-

Cash flows from financing activities:
Dividends paid	(1,699)	(2,200)
Proceeds from sale of treasury stock	124	151
Net cash used in financing activities	(1,575)	(2,049)
Net change in cash	98	(1,598)
Cash at beginning of year	1,093	2,691
Cash at end of year	$1,191	$1,093